Selected Operating Expenses and Additional Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 Employees	Dec. 31, 2012 Employees	Dec. 31, 2011 Employees
Payroll Personnel Employed Per Sector [Line Items]
Average number of payroll employees (in FTEs)	9,540	8,140	7,627
Netherlands [Member]
Payroll Personnel Employed Per Sector [Line Items]
Average number of payroll employees (in FTEs)	5,112	4,620	4,313